Financial instruments related to commodity contracts (Tables)	12 Months Ended
Dec. 31, 2025
Financial structure, financial costs and financial instruments
Schedule of offsetting of financial instruments related to commodity contracts

					Net balance
As of December 31, 2025	Gross value		Amounts		sheet value		Other
(M$)	before offsetting		offset		presented		amounts not	Net carrying	Fair
Assets / (Liabilities)	Assets	Liabilities	Assets(c)	Liabilities(c)	Assets	Liabilities	offset	amount	value(b)
Gas & Power activities
Swaps	304	(329)	(108)	108	196	(221)	–	(25)	(25)
Forwards(a)	4,326	(2,692)	(94)	94	4,232	(2,598)	–	1,634	1,634
Options	129	(8)	–	–	129	(8)	–	121	121
Futures	–	–	–	–	–	–	–	–	–
Other/Collateral	–	–	–	–	–	–	123	123	123
Total Gas & Power	4,759	(3,029)	(202)	202	4,557	(2,827)	123	1,853	1,853
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	87	(53)	(33)	33	54	(20)	–	34	34
Forwards(a)	1,061	(1,389)	(1)	1	1,060	(1,388)	–	(328)	(328)
Options	55	(202)	(42)	42	13	(160)	–	(147)	(147)
Futures	–	–	–	–	–	–	–	–	–
Options on futures	60	(34)	(34)	34	26	–	–	26	26
Other/Collateral	–	–	–	–	–	–	–	–	–
Total crude oil, petroleum products and freight rates	1,263	(1,678)	(110)	110	1,153	(1,568)	–	(415)	(415)
TOTAL	6,022	(4,707)	(312)	312	5,710	(4,395)	123	1,438	1,438
Total of fair value non recognized in the balance sheet									–
(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

					Net balance
As of December 31, 2024	Gross value		Amounts		sheet value		Other
(M$)	before offsetting		offset		presented		amounts not	Net carrying	Fair
Assets / (Liabilities)	Assets	Liabilities	Assets(c)	Liabilities(c)	Assets	Liabilities	offset	amount	value(b)
Gas & Power activities
Swaps	117	(129)	(7)	7	110	(122)	–	(12)	(12)
Forwards(a)	8,060	(6,595)	(79)	79	7,981	(6,516)	–	1,465	1,465
Options	277	–	–	–	277	–	–	277	277
Futures	–	–	–	–	–	–	–	–	–
Other/Collateral	–	–	–	–	–	–	403	403	403
Total Gas & Power	8,454	(6,724)	(86)	86	8,368	(6,638)	403	2,133	2,133
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	85	(46)	(44)	44	41	(2)	–	39	39
Forwards(a)	656	(1,012)	(14)	14	642	(998)	–	(356)	(356)
Options	70	(102)	(60)	60	10	(42)	–	(32)	(32)
Futures	–	–	—	–	–	–	–	—	–
Options on futures	66	(55)	(55)	55	11	–	–	11	11
Other/Collateral	–	–	–	–	–	–	–	–	–
Total crude oil, petroleum products and freight rates	877	(1,215)	(173)	173	704	(1,042)	–	(338)	(338)
TOTAL	9,331	(7,939)	(259)	259	9,072	(7,680)	403	1,795	1,795
Total of fair value non recognized in the balance sheet									–

(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

					Net balance
As of December 31, 2023	Gross value		Amounts		sheet value		Other
(M$)	before offsetting		offset		presented		amounts not	Net carrying	Fair
Assets / (Liabilities)	Assets	Liabilities	Assets(c)	Liabilities(c)	Assets	Liabilities	offset	amount	value(b)
Gas & Power activities
Swaps	116	(125)	(27)	27	89	(98)	–	(9)	(9)
Forwards(a)	5,875	(6,369)	(253)	253	5,622	(6,116)	–	(494)	(494)
Options	540	–	–	–	540	–	–	540	540
Futures	2	–	–	–	2	–	–	2	2
Other/Collateral	–	–	–	–	–	–	109	109	109
Total Gas & Power	6,533	(6,494)	(280)	280	6,253	(6,214)	109	148	148
Crude oil, petroleum products and freight rates activities
Petroleum products, crude oil and freight rate swaps	66	(50)	(28)	28	38	(22)	–	16	16
Forwards(a)	655	(1,348)	(13)	13	642	(1,335)	–	(693)	(693)
Options	23	(97)	(23)	23	–	(74)	–	(74)	(74)
Futures	1	–	—	–	1	–	–	1	1
Options on futures	287	(214)	(209)	209	78	(5)	–	73	73
Other/Collateral	–	–	–	–	–	–	–	–	–
Total crude oil, petroleum products and freight rates	1,032	(1,709)	(273)	273	759	(1,436)	–	(677)	(677)
TOTAL	7,565	(8,203)	(553)	553	7,012	(7,650)	109	(529)	(529)
Total of fair value non recognized in the balance sheet									–
(a)	Forwards: contracts resulting in physical delivery are accounted for as derivative commodity contracts and included in the amounts shown.
(b)

When the fair value of derivatives listed on an organized exchange market (futures, options on futures and swaps) is offset with the margin call received or paid in the balance sheet, this fair value is set to zero.

(c)	Amounts offset in accordance with IAS 32.

Trading & Shipping
Financial structure, financial costs and financial instruments
Schedule of market related risks - value-at-risk

As of December 31,
(M$)	High	Low	Average	Year end
2025	41	11	20	13
2024	53	8	24	16
2023	74	17	37	28

Gas & Power
Financial structure, financial costs and financial instruments
Schedule of market related risks - value-at-risk

As of December 31,
(M$)	High	Low	Average	Year end
2025	108	11	38	36
2024	139	19	54	77
2023	111	16	54	54

Derivative financial instruments related to commodity contracts
Financial structure, financial costs and financial instruments
Schedule of changes in fair value and fair value hierarchy for financial instruments

For the year ended December 31,	Fair value	Impact on	Settled		Fair value as of
(M$)	as of January 1,	income	contracts	Other	December 31,
Gas & Power activities
2025	1,730	1,024	(1,094)	70	1,730
2024	39	(345)	2,000	36	1,730
2023	2,347	(5,792)	3,681	(197)	39
Crude oil, petroleum products and freight rates activities
2025	(338)	10,079	(10,124)	(32)	(415)
2024	(677)	10,118	(9,779)	–	(338)
2023	(901)	11,033	(10,812)	3	(677)

The fair value hierarchy for financial instruments related to commodity contracts is as follows:

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2025	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Gas & Power activities	(119)	1,409	440	1,730
Crude oil, petroleum products and freight rates activities	24	(439)	–	(415)
TOTAL	(95)	970	440	1,315

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2024	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Gas & Power activities	(78)	(38)	1,846	1,730
Crude oil, petroleum products and freight rates activities	13	(351)	–	(338)
TOTAL	(65)	(389)	1,846	1,392

	Quoted prices
	in active markets for	Prices based on	Prices based on
As of December 31, 2023	identical	observable data	non observable
(M$)	assets (level 1)	(level 2)	data (level 3)	Total
Gas & Power activities	1,054	1,677	(2,692)	39
Crude oil, petroleum products and freight rates activities	73	(750)	–	(677)
TOTAL	1,127	927	(2,692)	(638)

Schedule of impact of the hedging strategies

As of December 31
(M$)	2025	2024	2023
Profit (Loss) recorded in other comprehensive income of the period	(730)	2,670	2,770
Recycled amount from other comprehensive income to the income statement of the period	(807)	(2,671)	117